ISSUED DEBT SECURITIES - Additional Information (Detail) - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 194,294,170	$ 186,896,801
Green Bond
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 12,624,664	$ 31,319,030
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Term	120 months
Banco de Galicia y Buenos Aires S.A.U. | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Term	6 months